Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments	Derivative Financial Instruments
Cash Flow Hedges
Derivative financial instruments that we use to hedge forecasted transactions and anticipated cash flows are as follows:

Currency Cash Flow Hedges—The foreign currency hedges manage risk associated with exchange rate volatility of various currencies.

Interest Rate Cash Flow Hedges—We have also occasionally used interest rate cash flow hedges to manage interest rate risks.
The effective changes in fair value of unexpired contracts are recorded in accumulated other comprehensive income and reclassified to income or expense in the period in which earnings are impacted. Cash flows from settled contracts are presented in the category consistent with the nature of the item being hedged. (Settlements associated with the sale or production of product are presented in operating cash flows, and settlements associated with debt issuance are presented in financing cash flows.)

Fair Value Hedges and Derivatives not Designated as Hedging Instruments
These derivatives typically manage foreign currency risk associated with subsidiaries’ assets and liabilities, and gains or losses are recognized currently in earnings. Cash flows from settled contracts are presented in the category consistent with the nature of the item being hedged.
The following table presents assets and liabilities representing the fair value of our most significant derivative financial instruments. The fair values of the derivatives reflect the change in the market value of the derivative from the date of the trade execution and do not consider the offsetting underlying hedged item.

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2020
Derivatives Designated as Hedging Instruments			Assets		Liabilities
			Other Current Assets	Sundry	Other Current Liabilities	Other Long-Term Liabilities
Cash flow hedges:
Currency hedges:
Future USD sales/purchases of Canadian, Chinese, European, South Korean, Swiss and UK subsidiaries	Jun 2022	$149.3	$6.3	$.1	$1.2	$.1
Future MXN purchases of a USD subsidiary	Jun 2022	9.3	.7	.1	—	—
Future DKK sales of Polish subsidiary	Jun 2022	18.5	—	—	.5	.1
Future EUR sales of Chinese and UK subsidiaries	Jun 2022	46.7	—	—	.2	.1
Total cash flow hedges			7.0	.2	1.9	.3
Fair value hedges:
Intercompany and third party receivables and payables exposed to multiple currencies (DKK, EUR, MXN, USD and ZAR) in various countries (CAD, CNY, GBP, PLN and USD)	Jun 2021	49.5	.3	—	.1	—
Total fair value hedges			.3	—	.1	—
Derivatives not designated as hedging instruments
Non-deliverable hedges (EUR and USD) exposed to the CNY	Dec 2021	14.4	.4	—	—	—
Hedge of USD receivable on CAD subsidiary	Jan 2021	18.5	—	—	.2	—
Total derivatives not designated as hedging instruments			.4	—	.2	—
Total derivatives			$7.7	$.2	$2.2	$.3

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2019
Derivatives Designated as Hedging Instruments			Assets		Liabilities
			Other Current Assets	Sundry	Other Current Liabilities
Cash flow hedges:
Currency hedges:
Future USD sales/purchases of Canadian, Chinese, European, South Korean, Swiss and UK subsidiaries	Sep 2021	$138.5	$1.3	$.2	$.7
Future MXN purchases of a USD subsidiary	Jun 2021	9.8	.5	.1	—
Future DKK sales of Polish subsidiary	Jun 2021	21.1	.3	—	—
Future EUR sales of Chinese and UK subsidiaries	Jun 2021	29.9	.7	—	—
Total cash flow hedges			2.8	.3	.7
Fair value hedges:
Intercompany and third party receivables and payables exposed to multiple currencies (DKK, EUR, MXN, USD and ZAR) in various countries (CAD, CHF, CNY, GBP, PLN and USD)	May 2020	112.0	.8	—	.1
Total fair value hedges			.8	—	.1
Derivatives not designated as hedging instruments
Non-deliverable hedges (EUR and USD) exposed to the CNY	Dec 2020	10.1	.1	—	—
Hedge of USD receivable on CAD subsidiary	Jan 2020	5.0	—	—	.1
Total derivatives not designated as hedging instruments			.1	—	.1
Total derivatives			$3.7	$.3	$.9

The following table sets forth the pretax (gains) losses for our hedging activities for the years presented. This schedule includes reclassifications from accumulated other comprehensive income as well as derivative settlements recorded directly to income or expense.

	Income Statement Caption	Amount of (Gain) Loss Recorded in Income for the Year Ended December 31
Derivatives Designated as Hedging Instruments		2020	2019	2018
Interest rate cash flow hedges	Interest expense	$4.5	$4.4	$4.3
Currency cash flow hedges	Net trade sales	1.1	2.7	(2.0)
Currency cash flow hedges	Cost of goods sold	(.1)	(1.6)	.4
Currency cash flow hedges	Other (income) expense, net	—	.1	—
Total cash flow hedges		5.5	5.6	2.7
Fair value hedges	Other (income) expense, net	(.2)	.8	1.2
Derivatives Not Designated as Hedging Instruments	Other (income) expense, net	.2	.1	(1.6)
Total derivative instruments		$5.5	$6.5	$2.3